Equity - Dividends from Retained Earnings (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	May 14, 2026	Nov. 07, 2025	May 13, 2025	Nov. 06, 2024	May 10, 2024	Nov. 09, 2023	May 11, 2023
Dividends 1 [abstract]
Dividend payout, Total amount of dividends (millions of yen)		¥ 136,430	¥ 147,960	¥ 159,386	¥ 188,418	¥ 141,949	¥ 99,915
Dividend payout, Dividend per share (yen)		¥ 35	¥ 34	¥ 34	¥ 39	¥ 87	¥ 60
Dividend payout, Record date		Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Dividend payout, Effective date		Dec. 05, 2025	Jun. 05, 2025	Dec. 04, 2024	Jun. 04, 2024	Dec. 05, 2023	Jun. 06, 2023
Dividends payable, Total amount of dividends (millions of yen)	¥ 136,430
Dividends payable, Dividend per share (yen)	¥ 35
Dividends payable, Record date	Mar. 31, 2026
Dividends payable, Effective date	Jun. 09, 2026